UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022

13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024

Signature, Place and Date of Signing:

/s/ Noubar Torossian               New York, NY               February 11, 2005
--------------------               ------------               ----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $104,817
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1         28-06311                      March Partners, LLC

                                                    FORM 13F INFORMATION TABLE

                                                    March Global Associates LLC
                                                            13-F REPORT
                                                             31-Dec-04
1                                  2              3           4                     5            6        7             8
                                                                Value                SH/  PUT/   Invest   Other   Voting Authority
Issuer                             Class          Cusip         x1000     Quantity   PRN  CALL   Disc      Mgr         SOLE
------                             -----          -----       ---------   --------   ---  ----   ------   -----   ----------------
Security
--------------------------------
Airgate PCS Inc.                   Common Stock   009367301       1,235    34,700    SH          Sole     None          34700
Argosy Gaming Co.                  Common Stock   040228108       6,281   134,500    SH          Sole     None         134500
Baxter International Inc.          Common Stock   071813125           0    27,000    SH          Sole     None          27000
Caesars Entertainment Inc.         Common Stock   127687101       4,664   231,600    SH          Sole     None         231600
Chemed Corp                        Common Stock   16359R103       2,201    32,800    SH          Sole     None          32800
Citibank West FSB Cont Litig Rec                  17306J202           8    16,100    SH          Sole     None          16100
CNA Surety Corp.                   Common Stock   12612L108       1,319    98,800    SH          Sole     None          98800
Elan PLC                           ADR            284131208         771    28,300    SH          Sole     None          28300
First Health Group Corp            Common Stock   320960107       7,879   421,100    SH          Sole     None         421100
Gartner Inc                        Common Stock   366651107         280    22,500    SH          Sole     None          22500
Guidant Corp                       Common Stock   401698105       9,734   135,000    SH          Sole     None         135000
John Hancock Bank & Thrift         Sh Ben Int     409735107       1,736   160,850    SH          Sole     None         160850
Kaneb Services LLC                 Common Stock   484173109       1,179    27,300    SH          Sole     None          27300
Magnum Hunter resources Inc.       Common Stock   55972F203       1,975   153,100    SH          Sole     None         153100
Mandalay Resort Group              Common Stock   562567107      12,466   177,000    SH          Sole     None         177000
Nextel Communications Inc-         Common Stock   65332V103       3,553   118,400    SH          Sole     None         118400
Ocular Sciences Inc.               Common Stock   675744106       3,289    67,100    SH          Sole     None          67100
Patina Oil & Gas Corp              Common Stock   703224105       8,438   225,000    SH          Sole     None         225000
Provident Financial Services       Common Stock   74386T105       2,259   116,600    SH          Sole     None         116600
Public Service Enterprise GRP      Common Stock   744573106       6,057   117,000    SH          Sole     None         117000
Pulitzer Inc.                      Common Stock   745769109       3,658    56,400    SH          Sole     None          56400
Scudder RREEF real estate          Common Stock   81119R108       2,523   149,800    SH          Sole     None         149800
Sears Roebuck & Co                 Common Stock   812387108       1,786    35,000    SH          Sole     None          35000
Sunterra Corp                      Common Stock   86787D208       2,948   210,000    SH          Sole     None         210000
TierOne Corp                       Common Stock   88650R108       1,605    64,600    SH          Sole     None          64600
Tripath Imaging Inc                Common Stock   896942109         326    36,350    SH          Sole     None          36350
Varco International Inc.           Common Stock   922122106       7,254   248,850    SH          Sole     None         248850
VISX Inc.                          Common Stock   92844S105       7,430   287,200    SH          Sole     None         287200
Disney Walt Co.                    Common Stock   254687106       1,963    70,600    SH          Sole     None          70600

                                                                104,817

00536.0001 #546705